FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	COMMUNICATIONS — 11.0%
13,453	Alphabet, Inc. - Class A1	$3,868,545
10,752	Alphabet, Inc. - Class C1	3,084,319
20,989	AT&T, Inc.[1]	608,471
161	Booking Holdings, Inc.[1]	677,861
7,424	Comcast Corp. - Class A1	213,143
5,827	Meta Platforms, Inc. - Class A1	3,333,801
11,338	Netflix, Inc.*,1	1,090,149
8,241	Uber Technologies, Inc.*,1	592,775
12,483	Verizon Communications, Inc.[1]	626,647
4,776	Walt Disney Co.[1]	460,311
		14,556,022
	CONSUMER DISCRETIONARY — 9.1%
25,812	Amazon.com, Inc.*,1	5,375,865
2,641	Home Depot, Inc.[1]	868,599
1,488	Lowe's Cos., Inc.[1]	351,585
3,543	McDonald's Corp.[1]	1,101,129
10,977	NIKE, Inc. - Class B1	579,805
5,655	Starbucks Corp.[1]	506,631
7,268	Tesla, Inc.*,1	2,701,879
2,953	TJX Cos., Inc.[1]	471,594
		11,957,087
	CONSUMER STAPLES — 5.3%
5,280	Altria Group, Inc.[1]	348,427
12,177	Coca-Cola Co.[1]	926,061
2,478	Colgate-Palmolive Co.[1]	211,200
1,223	Costco Wholesale Corp.	1,218,634
4,059	Mondelez International, Inc. - Class A1	233,961
4,301	PepsiCo, Inc.[1]	667,902
4,896	Philip Morris International, Inc.[1]	809,505
7,184	Procter & Gamble Co.[1]	1,037,657
12,102	Walmart, Inc.[1]	1,504,036
		6,957,383
	ENERGY — 4.1%
8,098	Chevron Corp.[1]	1,675,476
5,288	ConocoPhillips[1]	698,016
18,044	Exxon Mobil Corp.[1]	3,061,345
		5,434,837
	FINANCIALS — 12.5%
1,851	American Express Co.[1]	559,890
18,362	Bank of America Corp.[1]	895,148

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,316	Berkshire Hathaway, Inc. - Class B*	$3,026,627
496	BlackRock, Inc.[1]	477,008
5,754	Charles Schwab Corp.[1]	540,761
7,841	Chubb Ltd.[1]	2,555,617
4,863	Citigroup, Inc.[1]	551,513
1,032	Goldman Sachs Group, Inc.[1]	873,062
7,400	JPMorgan Chase & Co.[1]	2,176,784
2,824	Mastercard, Inc. - Class A1	1,411,040
4,161	Morgan Stanley[1]	684,776
3,223	PayPal Holdings, Inc.[1]	145,776
4,225	U.S. Bancorp[1]	219,742
5,813	Visa, Inc. - Class A1	1,756,921
8,532	Wells Fargo & Co.[1]	679,233
		16,553,898
	HEALTH CARE — 9.3%
8,554	Abbott Laboratories[1]	878,239
4,798	AbbVie, Inc.[1]	1,043,517
1,462	Amgen, Inc.[1]	514,405
5,527	Bristol-Myers Squibb Co.[1]	335,212
6,245	CVS Health Corp.[1]	448,516
1,707	Danaher Corp.[1]	323,647
1,094	Elevance Health, Inc.[1]	320,268
2,156	Eli Lilly & Co.	1,983,024
3,368	Gilead Sciences, Inc.[1]	469,398
1,744	Intuitive Surgical, Inc.*,[1]	803,967
6,540	Johnson & Johnson[1]	1,598,638
6,310	Medtronic PLC[1]	546,761
6,738	Merck & Co., Inc.[1]	810,514
15,435	Pfizer, Inc.[1]	433,415
1,020	Thermo Fisher Scientific, Inc.[1]	501,361
4,456	UnitedHealth Group, Inc.[1]	1,205,749
		12,216,631
	INDUSTRIALS — 8.5%
2,655	3M Co.[1]	385,586
3,915	Boeing Co.*,[1]	779,203
2,339	Caterpillar, Inc.[1]	1,657,088
1,257	Deere & Co.[1]	708,068
1,942	Eaton Corp. PLC[1]	694,595
2,809	Emerson Electric Co.[1]	368,035
862	FedEx Corp.[1]	307,027
5,273	General Electric Co. DBA GE Aerospace[1]	1,496,319

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,173	Honeywell International, Inc.[1]	$717,193
1,018	Lockheed Martin Corp.[1]	615,269
6,703	RTX Corp.[1]	1,293,009
2,353	Union Pacific Corp.[1]	570,885
2,931	United Parcel Service, Inc. - Class B1	288,352
6,022	Waste Management, Inc.[1]	1,383,795
		11,264,424
	MATERIALS — 2.3%
6,128	Linde PLC[1]	3,038,017
	REAL ESTATE — 1.4%
10,826	American Tower Corp., REIT[1]	1,868,351
	TECHNOLOGY — 31.9%
2,253	Accenture PLC[1]	446,747
1,521	Adobe, Inc.*,[1]	369,725
4,382	Advanced Micro Devices, Inc.*,[1]	891,430
34,168	Apple, Inc.[1]	8,671,497
2,145	Applied Materials, Inc.[1]	733,140
12,711	Broadcom, Inc.[1]	3,934,182
37,026	Cisco Systems, Inc.[1]	2,872,847
12,069	Intel Corp.*,[1]	532,605
3,397	International Business Machines Corp.[1]	823,399
1,013	Intuit, Inc.[1]	438,001
3,381	Lam Research Corp.	722,384
3,020	Micron Technology, Inc.	1,020,277
17,187	Microsoft Corp.[1]	6,362,112
56,191	NVIDIA Corp.[1]	9,799,710
6,112	Oracle Corp.	899,136
8,301	Palantir Technologies, Inc. - Class A*	1,214,270
2,883	QUALCOMM, Inc.[1]	371,273
1,067	S&P Global, Inc.[1]	453,838
3,460	Salesforce, Inc.[1]	645,878
3,771	ServiceNow, Inc.*,[1]	394,258
2,446	Texas Instruments, Inc.[1]	474,866
		42,071,575
	UTILITIES — 2.6%
6,733	Duke Energy Corp.1	881,619

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
18,030	NextEra Energy, Inc.[1]	$1,674,627
9,533	Southern Co.[1]	920,125
		3,476,371
	TOTAL COMMON STOCKS
	(Cost $121,254,816)	129,394,596

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 14.7%
	CALL OPTIONS — 6.1%
	S&P 500 Index
73	Exercise Price: $6,000.01, Notional Amount: $43,800,073, Expiration Date: July 26, 2027*	8,065,465
	TOTAL CALL OPTIONS
	(Cost $7,974,467)	8,065,465
	PUT OPTIONS — 8.6%
	S&P 500 Index
73	Exercise Price: $5,000.01, Notional Amount: $36,500,073, Expiration Date: July 26, 2027*	1,172,430
222	Exercise Price: $6,388.64, Notional Amount: $141,827,808, Expiration Date: July 26, 2027*	10,114,957
	S&P 500 Mini Index
12	Exercise Price: $638.86, Notional Amount: $766,632, Expiration Date: July 26, 2027*	54,811
	TOTAL PUT OPTIONS
	(Cost $11,148,452)	11,342,198
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $19,122,919)	19,407,663

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
2,398,476	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	2,398,476
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,398,476)	2,398,476
	TOTAL INVESTMENTS — 114.5%
	(Cost $142,776,211)	151,200,735
	Liabilities in Excess of Other Assets — (14.5)%	(19,200,889)
	TOTAL NET ASSETS — 100.0%	$131,999,846

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (12.9)%
	CALL OPTIONS — (11.0)%
	3M Co.
(6)	Exercise Price: $144.00, Notional Amount: $(86,400), Expiration Date: April 2, 2026*	$(1,260)
	Abbott Laboratories
(20)	Exercise Price: $105.00, Notional Amount: $(210,000), Expiration Date: April 2, 2026*	(360)
	AbbVie, Inc.
(11)	Exercise Price: $210.00, Notional Amount: $(231,000), Expiration Date: April 2, 2026*	(8,800)
	Accenture PLC
(5)	Exercise Price: $192.50, Notional Amount: $(96,250), Expiration Date: April 2, 2026*	(2,900)
	Adobe, Inc.
(4)	Exercise Price: $235.00, Notional Amount: $(94,000), Expiration Date: April 2, 2026*	(3,540)
	Advanced Micro Devices, Inc.
(10)	Exercise Price: $202.50, Notional Amount: $(202,500), Expiration Date: April 2, 2026*	(4,025)
	Alphabet, Inc. - Class A
(31)	Exercise Price: $275.00, Notional Amount: $(852,500), Expiration Date: April 2, 2026*	(39,990)
	Alphabet, Inc. - Class C
(25)	Exercise Price: $275.00, Notional Amount: $(687,500), Expiration Date: April 2, 2026*	(30,312)
	Altria Group, Inc.
(12)	Exercise Price: $66.00, Notional Amount: $(79,200), Expiration Date: April 2, 2026*	(600)
	Amazon.com, Inc.
(60)	Exercise Price: $200.00, Notional Amount: $(1,200,000), Expiration Date: April 2, 2026*	(50,850)
	American Express Co.
(4)	Exercise Price: $292.50, Notional Amount: $(117,000), Expiration Date: April 2, 2026*	(4,220)
	Amgen, Inc.
(3)	Exercise Price: $350.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(1,493)
	Apple, Inc.
(79)	Exercise Price: $247.50, Notional Amount: $(1,955,250), Expiration Date: April 2, 2026*	(54,115)
	Applied Materials, Inc.
(5)	Exercise Price: $335.00, Notional Amount: $(167,500), Expiration Date: April 2, 2026*	(5,087)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(49)	Exercise Price: $29.00, Notional Amount: $(142,100), Expiration Date: April 2, 2026*	$(1,152)
	Bank of America Corp.
(42)	Exercise Price: $47.00, Notional Amount: $(197,400), Expiration Date: April 2, 2026*	(7,707)
	Berkshire Hathaway, Inc. - Class B
(15)	Exercise Price: $470.00, Notional Amount: $(705,000), Expiration Date: April 2, 2026*	(15,262)
	BlackRock, Inc.
(1)	Exercise Price: $935.00, Notional Amount: $(93,500), Expiration Date: April 2, 2026*	(3,055)
	Boeing Co.
(9)	Exercise Price: $190.00, Notional Amount: $(171,000), Expiration Date: April 2, 2026*	(8,257)
	Bristol-Myers Squibb Co.
(13)	Exercise Price: $59.00, Notional Amount: $(76,700), Expiration Date: April 2, 2026*	(2,100)
	Broadcom, Inc.
(29)	Exercise Price: $300.00, Notional Amount: $(870,000), Expiration Date: April 2, 2026*	(32,335)
	Caterpillar, Inc.
(5)	Exercise Price: $695.00, Notional Amount: $(347,500), Expiration Date: April 2, 2026*	(9,387)
	Charles Schwab Corp.
(13)	Exercise Price: $92.00, Notional Amount: $(119,600), Expiration Date: April 2, 2026*	(3,010)
	Chevron Corp.
(19)	Exercise Price: $212.50, Notional Amount: $(403,750), Expiration Date: April 2, 2026*	(1,017)
	Cisco Systems, Inc.
(86)	Exercise Price: $80.00, Notional Amount: $(688,000), Expiration Date: April 2, 2026*	(559)
	Citigroup, Inc.
(11)	Exercise Price: $108.00, Notional Amount: $(118,800), Expiration Date: April 2, 2026*	(6,160)
	Coca-Cola Co.
(28)	Exercise Price: $76.00, Notional Amount: $(212,800), Expiration Date: April 2, 2026*	(1,652)
	Colgate-Palmolive Co.
(6)	Exercise Price: $84.00, Notional Amount: $(50,400), Expiration Date: April 2, 2026*	(1,005)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	ConocoPhillips
(12)	Exercise Price: $134.00, Notional Amount: $(160,800), Expiration Date: April 2, 2026*	$(1,236)
	Costco Wholesale Corp.
(3)	Exercise Price: $980.00, Notional Amount: $(294,000), Expiration Date: April 2, 2026*	(5,550)
	CVS Health Corp.
(14)	Exercise Price: $70.00, Notional Amount: $(98,000), Expiration Date: April 2, 2026*	(3,164)
	Danaher Corp.
(4)	Exercise Price: $182.50, Notional Amount: $(73,000), Expiration Date: April 2, 2026*	(2,960)
	Deere & Co.
(3)	Exercise Price: $565.00, Notional Amount: $(169,500), Expiration Date: April 2, 2026*	(1,905)
	Eaton Corp. PLC
(5)	Exercise Price: $357.50, Notional Amount: $(178,750), Expiration Date: April 2, 2026*	(2,650)
	Eli Lilly & Co.
(5)	Exercise Price: $880.00, Notional Amount: $(440,000), Expiration Date: April 2, 2026*	(20,750)
	Emerson Electric Co.
(7)	Exercise Price: $126.00, Notional Amount: $(88,200), Expiration Date: April 2, 2026*	(3,430)
	Exxon Mobil Corp.
(42)	Exercise Price: $170.00, Notional Amount: $(714,000), Expiration Date: April 2, 2026*	(8,148)
	FedEx Corp.
(2)	Exercise Price: $345.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,475)
	General Electric Co. DBA GE Aerospace
(12)	Exercise Price: $285.00, Notional Amount: $(342,000), Expiration Date: April 2, 2026*	(3,516)
	Gilead Sciences, Inc.
(8)	Exercise Price: $135.00, Notional Amount: $(108,000), Expiration Date: April 2, 2026*	(3,500)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $800.00, Notional Amount: $(160,000), Expiration Date: April 2, 2026*	(9,105)
	Home Depot, Inc.
(6)	Exercise Price: $322.50, Notional Amount: $(193,500), Expiration Date: April 2, 2026*	(4,380)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Honeywell International, Inc.
(7)	Exercise Price: $222.50, Notional Amount: $(155,750), Expiration Date: April 2, 2026*	$(3,045)
	Intel Corp.
(28)	Exercise Price: $43.00, Notional Amount: $(120,400), Expiration Date: April 2, 2026*	(4,494)
	International Business Machines Corp.
(8)	Exercise Price: $235.00, Notional Amount: $(188,000), Expiration Date: April 2, 2026*	(6,380)
	Intuit, Inc.
(2)	Exercise Price: $415.00, Notional Amount: $(83,000), Expiration Date: April 2, 2026*	(3,860)
	Intuitive Surgical, Inc.
(4)	Exercise Price: $455.00, Notional Amount: $(182,000), Expiration Date: April 2, 2026*	(3,580)
	Johnson & Johnson
(15)	Exercise Price: $240.00, Notional Amount: $(360,000), Expiration Date: April 2, 2026*	(7,687)
	JPMorgan Chase & Co.
(17)	Exercise Price: $282.50, Notional Amount: $(480,250), Expiration Date: April 2, 2026*	(20,527)
	Lam Research Corp.
(8)	Exercise Price: $210.00, Notional Amount: $(168,000), Expiration Date: April 2, 2026*	(5,980)
	Lockheed Martin Corp.
(2)	Exercise Price: $615.00, Notional Amount: $(123,000), Expiration Date: April 2, 2026*	(525)
	Lowe's Cos., Inc.
(3)	Exercise Price: $230.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,063)
	Mastercard, Inc. - Class A
(7)	Exercise Price: $485.00, Notional Amount: $(339,500), Expiration Date: April 2, 2026*	(11,392)
	McDonald's Corp.
(8)	Exercise Price: $307.50, Notional Amount: $(246,000), Expiration Date: April 2, 2026*	(3,660)
	Medtronic PLC
(15)	Exercise Price: $87.00, Notional Amount: $(130,500), Expiration Date: April 2, 2026*	(803)
	Merck & Co., Inc.
(16)	Exercise Price: $120.00, Notional Amount: $(192,000), Expiration Date: April 2, 2026*	(2,256)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Meta Platforms, Inc. - Class A
(14)	Exercise Price: $525.00, Notional Amount: $(735,000), Expiration Date: April 2, 2026*	$(67,095)
	Micron Technology, Inc.
(7)	Exercise Price: $357.50, Notional Amount: $(250,250), Expiration Date: April 2, 2026*	(1,551)
	Microsoft Corp.
(40)	Exercise Price: $355.00, Notional Amount: $(1,420,000), Expiration Date: April 2, 2026*	(63,100)
	Mondelez International, Inc. - Class A
(9)	Exercise Price: $58.00, Notional Amount: $(52,200), Expiration Date: April 2, 2026*	(428)
	Morgan Stanley
(10)	Exercise Price: $157.50, Notional Amount: $(157,500), Expiration Date: April 2, 2026*	(7,500)
	Netflix, Inc.
(26)	Exercise Price: $93.00, Notional Amount: $(241,800), Expiration Date: April 2, 2026*	(8,905)
	NextEra Energy, Inc.
(42)	Exercise Price: $91.00, Notional Amount: $(382,200), Expiration Date: April 2, 2026*	(9,408)
	NIKE, Inc. - Class B
(25)	Exercise Price: $51.00, Notional Amount: $(127,500), Expiration Date: April 2, 2026*	(7,875)
	NVIDIA Corp.
(130)	Exercise Price: $167.50, Notional Amount: $(2,177,500), Expiration Date: April 2, 2026*	(94,900)
	Oracle Corp.
(14)	Exercise Price: $140.00, Notional Amount: $(196,000), Expiration Date: April 2, 2026*	(10,815)
	Palantir Technologies, Inc. - Class A
(19)	Exercise Price: $143.00, Notional Amount: $(271,700), Expiration Date: April 2, 2026*	(8,692)
	PayPal Holdings, Inc.
(7)	Exercise Price: $44.00, Notional Amount: $(30,800), Expiration Date: April 2, 2026*	(1,019)
	PepsiCo, Inc.
(10)	Exercise Price: $152.50, Notional Amount: $(152,500), Expiration Date: April 2, 2026*	(3,500)
	Pfizer, Inc.
(36)	Exercise Price: $27.00, Notional Amount: $(97,200), Expiration Date: April 2, 2026*	(3,924)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Philip Morris International, Inc.
(11)	Exercise Price: $162.50, Notional Amount: $(178,750), Expiration Date: April 2, 2026*	$(3,877)
	Procter & Gamble Co.
(17)	Exercise Price: $143.00, Notional Amount: $(243,100), Expiration Date: April 2, 2026*	(3,561)
	QUALCOMM, Inc.
(7)	Exercise Price: $127.00, Notional Amount: $(88,900), Expiration Date: April 2, 2026*	(1,883)
	RTX Corp.
(16)	Exercise Price: $190.00, Notional Amount: $(304,000), Expiration Date: April 2, 2026*	(7,040)
	S&P 500 Index
(73)	Exercise Price: $5,000.01, Notional Amount: $(36,500,073), Expiration Date: July 26, 2027*	(13,629,960)
	S&P Global, Inc.
(2)	Exercise Price: $405.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(4,510)
	Salesforce, Inc.
(8)	Exercise Price: $180.00, Notional Amount: $(144,000), Expiration Date: April 2, 2026*	(5,900)
	ServiceNow, Inc.
(9)	Exercise Price: $100.00, Notional Amount: $(90,000), Expiration Date: April 2, 2026*	(4,635)
	Southern Co.
(22)	Exercise Price: $96.00, Notional Amount: $(211,200), Expiration Date: April 2, 2026*	(2,200)
	Starbucks Corp.
(13)	Exercise Price: $87.00, Notional Amount: $(113,100), Expiration Date: April 2, 2026*	(3,874)
	Tesla, Inc.
(17)	Exercise Price: $360.00, Notional Amount: $(612,000), Expiration Date: April 2, 2026*	(23,205)
	Texas Instruments, Inc.
(6)	Exercise Price: $190.00, Notional Amount: $(114,000), Expiration Date: April 2, 2026*	(3,135)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $475.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(3,790)
	TJX Cos., Inc.
(7)	Exercise Price: $155.00, Notional Amount: $(108,500), Expiration Date: April 2, 2026*	(3,448)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	U.S. Bancorp
(10)	Exercise Price: $51.00, Notional Amount: $(51,000), Expiration Date: April 2, 2026*	$(1,270)
	Uber Technologies, Inc.
(19)	Exercise Price: $69.00, Notional Amount: $(131,100), Expiration Date: April 2, 2026*	(6,270)
	Union Pacific Corp.
(5)	Exercise Price: $240.00, Notional Amount: $(120,000), Expiration Date: April 2, 2026*	(2,125)
	United Parcel Service, Inc. - Class B
(7)	Exercise Price: $95.00, Notional Amount: $(66,500), Expiration Date: April 2, 2026*	(2,412)
	UnitedHealth Group, Inc.
(10)	Exercise Price: $257.50, Notional Amount: $(257,500), Expiration Date: April 2, 2026*	(13,575)
	Verizon Communications, Inc.
(29)	Exercise Price: $50.00, Notional Amount: $(145,000), Expiration Date: April 2, 2026*	(1,436)
	Visa, Inc. - Class A
(13)	Exercise Price: $295.00, Notional Amount: $(383,500), Expiration Date: April 2, 2026*	(10,497)
	Walmart, Inc.
(28)	Exercise Price: $123.00, Notional Amount: $(344,400), Expiration Date: April 2, 2026*	(5,544)
	Walt Disney Co.
(11)	Exercise Price: $92.00, Notional Amount: $(101,200), Expiration Date: April 2, 2026*	(4,592)
	Wells Fargo & Co.
(20)	Exercise Price: $77.00, Notional Amount: $(154,000), Expiration Date: April 2, 2026*	(5,600)
	TOTAL CALL OPTIONS
	(Proceeds $13,930,592)	(14,492,282)
	PUT OPTIONS — (1.9)%
	S&P 500 Index
(73)	Exercise Price: $6,000.01, Notional Amount: $(43,800,073), Expiration Date: July 26, 2027*	(2,528,619)
	TOTAL PUT OPTIONS
	(Proceeds $2,477,746)	(2,528,619)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $16,408,338)	$(17,020,901)

PLC — Public Limited Company

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $13,312,245, which represents 10.09% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B2

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$4,726,120	3.5%
Switzerland	2,555,617	1.9%
United States	143,918,998	109.1%
Total Investments	151,200,735	114.5%
Liabilities in Excess of Other Assets	(19,200,889)	(14.5)%
Total Net Assets	$131,999,846	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B2

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.0%
Consumer Discretionary	9.1%
Consumer Staples	5.3%
Energy	4.1%
Financials	12.5%
Health Care	9.3%
Industrials	8.5%
Materials	2.3%
Real Estate	1.4%
Technology	31.9%
Utilities	2.6%
Total Common Stocks	98.0%
Purchased Options Contracts	14.7%
Short-Term Investments	1.8%
Total Investments	114.5%
Liabilities in Excess of Other Assets	(14.5)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurements (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$129,394,596	$-	$-	$129,394,596
Short-Term Investments	2,398,476	-	-	2,398,476
Total Investments	131,793,072	-	-	131,793,072
Purchased Options Contracts	-	19,407,663	-	19,407,663
Total Investments and Options	$131,793,072	$19,407,663	$-	$151,200,735

Liabilities
Written Options Contracts	$862,322	$16,158,579	$-	$17,020,901
Total Written Options Contracts	$862,322	$16,158,579	$-	$17,020,901

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.